Borrowings	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Borrowings	21. Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to inflation indices. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity or regulatory asset value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the amount of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

Borrowings, which include interest-bearing and inflation-linked debt, overdrafts and collateral payable, are initially recorded at fair value. This normally reflects the proceeds received (net of direct issue costs for liabilities measured at amortised cost). Subsequently, borrowings are stated at amortised cost. Where a borrowing is held at amortised cost, any difference between the proceeds after direct issue costs and the redemption value is recognised over the term of the borrowing in the income statement using the effective interest rate method.
21. Borrowings cont.

	2026	2025
	£m	£m
Current
Bank loans	975	488
Bonds	2,780	1,828
Commercial paper	—	2,226
Lease liabilities	145	120
	3,900	4,662
Non-current
Bank loans	1,045	1,834
Bonds	41,062	40,334
Lease liabilities	748	709
	42,855	42,877
Total borrowings	46,755	47,539
Total borrowings are repayable as follows:

	2026	2025
	£m	£m
Less than 1 year	3,900	4,662
In 1 to 2 years	2,513	3,283
In 2 to 3 years	4,369	2,458
In 3 to 4 years	2,322	4,281
In 4 to 5 years	3,138	2,261
More than 5 years:
By instalments	264	337
Other than by instalments	30,249	30,257
	46,755	47,539
The fair value of borrowings, excluding lease liabilities, at 31 March 2026 was £42,505 million
(2025: £43,137 million). Where market values were available, the fair value of borrowings (Level 1)
was £35,727 million (2025: £34,639 million). Where market values were not available, the fair value of borrowings (Level 2) was £6,778 million (2025: £8,498 million) and calculated by discounting cash flows at prevailing interest rates. The notional amount outstanding of the debt portfolio at 31 March 2026 was £46,113 million (2025: £46,739 million).
Collateral is placed with or received from any derivative counterparty where we have entered into a credit support annex to the ISDA Master Agreement once the current mark-to-market valuation of the trades between the parties exceeds an agreed threshold. Included in current bank loans is £47 million
(2025: £49 million) in respect of cash received under collateral agreements. For further details of our borrowing facilities, refer to note 33. For further details of our bonds in issue, please refer to the debt investor section of our website. Unless included herein, the information on our website is unaudited.
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments expected over the lease term. The discount rate applied is the rate implicit in the lease or, if that is not available, the incremental rate of borrowing for a similar term and similar security. The lease term takes account of exercising any extension options that are at our option if we are reasonably certain to exercise the option as well as any lease termination options, unless we are reasonably certain not to exercise the option. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the income statement over the lease period using the effective interest rate method. The associated right-of-use assets are disclosed in note 13.

	2026	2025
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	172	143
1 to 5 years	491	425
More than 5 years	456	494
	1,119	1,062
Less: finance charges allocated to future periods	(226)	(233)
	893	829
The present value of lease liabilities are as follows:
Less than 1 year	145	120
1 to 5 years	407	347
More than 5 years	341	362
	893	829
33. Borrowing facilities

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities are undrawn.

An analysis of the maturity of our undrawn committed facilities as at 31 March 2026 is shown below:

	2026	2025
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	5,408	—
In 2 to 3 years	604	5,982
In 3 to 4 years	1,745	105
In 4 to 5 years	—	1,745
More than 5 years	250	—
	8,007	7,832
Of the unused facilities at 31 March 2026, £7,968 million (2025: £7,792 million) is available for liquidity purposes, while £39 million (2025: £40 million) is available as backup to specific US borrowings. Since
31 March 2026, £5,158 million of facilities due to mature in one to two years have been extended by an additional year and have a new expiry date of 1 June 2028.